OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table presents information related to stock options at June 30, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,294,642	5.7	1,865,142
2.01-3.00	5,650,548	3.3	5,108,076
3.01-4.00	300,000	7.8	300,000
	8,245,190	4.1	7,273,218

The following table presents information related to stock options at December 31, 2016:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,294,642	6.8	1,810,976
2.01-3.00	5,650,548	5.3	4,917,663
3.01-4.00	300,000	8.3	300,000
	8,245,190	5.8	7,028,639

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the stock option activity and related information for the 2012 Plan for the six months ended June 30, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Grants	-		0	$-
Exercised	-
Canceled	-
Outstanding at June 30, 2017	8,245,190	$2.24	4.1	$26,200
Exercisable at June 30, 2017	7,273,218	$2.27	2.3	$22,350

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,990,190	$2.25	6.7	$3,267,692
Grants	1,800,000	2.70	8.9	$-
Exercised	(10,000)	2.09	-	-
Canceled	-			-
Outstanding at December 31, 2015	7,780,190	$2.30	6.4	$-
Grants	905,000	1.71	10.0	$-
Exercised	-
Canceled	(440,000)	$2.24
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Exercisable at December 31, 2016	7,028,639	$2.28	5.5	$-

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes the restricted stock activity for the two years ended December 31, 2016:

Total restricted shares issued as of December 31, 2016	135,000
Granted	-
Vested	(90,000)
Vested restricted shares as of June 30, 2017	-
Unvested restricted shares as of June 30, 2017	45,000

The following table summarizes the restricted stock activity for the two years ended December 31, 2016:

Restricted shares issued as of January 1, 2015	-
Granted	175,000
Total restricted shares issued as of December 31, 2015	175,000
Granted	180,000
Vested	(220,000)
Vested restricted shares as of December 31, 2016	-
Unvested restricted shares as of December 31, 2016	135,000

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]
The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at June 30, 2017:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	6,898,267	February 2018 to June2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	11,019,913

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	4,967,971	February 2018 to May 2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.10	38,572	June 2019
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	9,128,189

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the warrant activity for the six months ended June 30, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Grants	1,930,296	$1.50	3.0	-
Exercised	-
Canceled	(38,572)	$2.10	2.4	-
Outstanding at June 30, 2017	11,019,913	$1.87	1.8	$563,097

Vested and expected to vest at June 30, 2017	11,019,913	$1.87	1.8	$563,097
Exercisable at June 30, 2017	11,019,913	$1.87	1.8	$563,097

A summary of the warrant activity for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,113,990	$1.71	3.6	6,041,436
Grants	3,728,479	$2.62	2.3	-
Exercised	(164,184)	$1.58	-	-
Canceled	(1,599,600)	$2.50	-	-
Outstanding at December 31, 2015	7,078,685	$2.02	3.0	$497,933
Grants	2,049,504	1.74	2.5	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099

Vested and expected to vest at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Exercisable at December 31, 2016	9,128,189	$1.96	2.1	$494,099